                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
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Check here if Amendment [   ]; Amendment Number: _________

This Amendment (Check only one.):          [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      PNC Advisors, National Association*
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Address:          125 High Street,
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                  Oliver Street Tower, 16th Floor
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                  Boston, MA   02110
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Form 13F File Number:   28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:      Peter K. Van Winkle
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Title:     Senior Vice President, Chief Investment Officer
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Phone:     (617) 443-6373
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Signature, Place, and Date of Signing:

/s/ Peter K. Van Winkle       Boston, MA                   May 12, 2000
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[Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number         Name

     28-1235                      The PNC Financial Services Group, Inc. (formerly, PNC Bank Corp.)
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     *Fomerly, PNC Bank, New England - converted from a state chartered bank to a national bank effective 8/1/99.